Income Taxes Components of Provision for Income Taxes on Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Components of Income Tax [Line Items]
Income from Continuing Operations before Income Taxes, Domestic				$ 943	$ 418	$ 898
Current
Federal				169	(688)	(90)
State				5	(33)	(2)
Foreign				788	550	397
Total				962	(171)	305
Deferred
Federal				(321)	410	(137)
State				(15)	(2)	(8)
Foreign				(429)	(166)	(67)
Total				(765)	242	(212)
Income tax provision				197	71	93
Income (Loss) from Continuing Operations before Income Taxes, Foreign				119	513	139
Income Taxes Paid				1,388	1,163	782
Taxes Payable, Current				1,505	291
Undistributed Earnings of Foreign Subsidiaries				5,500
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		$ 780
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (85)		$ (51)	$ (29)	(7)	(36)
Global Workplace Solutions
Deferred
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount					$ 680	$ 35